Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Intangible Assets

The changes in the carrying amount of intangible assets during the years ended December 31, 2012, 2011 and 2010 are as follows:

Balance as of December 31, 2009	$66,692
Amortization expense of step acquisition adjustment related to lease contracts (1)	(26)
Amortization expense	(6,544)

Balance as of December 31, 2010	60,122
Amortization expense of step acquisition adjustment related to lease contracts (1)	411
Amortization expense	(6,110)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(7,748)

Balance as of December 31, 2011	46,675
Amortization expense of step acquisition adjustment related to lease contracts (1)	33
Amortization expense	(5,020)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors	(8,305)

Balance as of December 31, 2012	$33,383

(1)	Represents a step acquisition adjustment related to TL’s purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.

Schedule of Future Amortization of Intangible Assets

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2012:

Year ending December 31:
2013	$4,410
2014	4,571
2015	4,663
2016	4,825
2017 and thereafter	14,914

Total future amortization of intangible assets	$33,383